Other current assets	12 Months Ended
Dec. 31, 2024
Other current assets [Abstract]
Other current assets
15.	Other current assets

	2024	2023
	A$’000	A$’000
Other receivables	2,600	2,363
GST receivables	7,435	4,739
Prepayments	11,080	12,422
Total other current assets	21,115	19,524

[1]	Brand name subject to final regulatory approval.